Right-of-use asset and lease liability (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Lease liability	R$ 292,962	R$ 328,506	R$ 270,442
Addition To Lease Liability	37,875	189,115
ChangesInLeaseLiabilityCharges	32,013	34,089
ChangesInLeaseLiabilityAmortizationPrincipal	(69,583)	(73,287)
ChangesInLeaseLiabilityPaymentCharges	(32,013)	(34,662)
LossOnDisposal	(644)	(48,362)
Reclassification to Liabilities classified as held for sale	(4,069)	R$ (8,829)
Effect Of Business Combination On Lease Liabilities	877
Current lease liabilities	58,741
lease liabilities	R$ 234,221
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate based on the nominal interest rate	3.58%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate based on the nominal interest rate	15.55%